Significant Accounting Policies - Acquisition-Related Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Business Combinations [Abstract]
Acquisition-related costs	$ 3,229	$ 5,900